Related Party Transaction	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transaction

NOTE 5 – RELATED PARTY TRANSACTION

On July 1, 2021, the Company entered into an agreement with its officer to provide services to the Company. The officer was obligated to pay $50,000 plus provide services valued at an additional $50,000 for the issuance of 300,000 shares of a newly formed series of preferred stock (Series B). The only rights the Series B preferred Shares have are voting rights equivalent to 10,000 votes for each share. These shares are not convertible into any other series of authorized stock of the Company and are not redeemable. The Series B preferred Shares were deemed issued as of the date of the agreement, however there were administrative delays in forming this new series and amending the certificate of incorporation. The Company has reflected these shares as equity and noted that they are accrued. The Certificate of Incorporation was amended on December 10, 2021 and the 300,000 shares were issued upon this amendment. As of September 30, 2021, all but $9,335 of the cash component has been paid, with the balance paid in December 2021. The $9,335 is reflected net of the preferred stock and is recorded as a subscription receivable.